Transactions with Vulcan Materials Company - Revenues from Vulcan Materials Company (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Transportation	$ 112,120	$ 103,476	$ 97,801
[Revenues]	139,774	127,514	120,106
Vulcan Materials Company
Transportation	6,867	5,249	3,036
Real estate	5,153	4,755	4,580
[Revenues]	$ 12,020	$ 10,004	$ 7,616